JPMORGAN TRUST I

JPMorgan U.S. Equity Funds
JPMorgan Intrepid America Fund
JPMorgan Intrepid Growth Fund
JPMorgan Intrepid Value Fund
JPMorgan Small Cap Equity Fund
JPMorgan Strategic Small Cap Value Fund
JPMorgan U.S. Equity Fund
JPMorgan U.S. Large Cap Core Plus Fund
R Class Shares Prospectus
dated November 1, 2007

JPMorgan U.S. Equity Funds
JPMorgan Value Discovery Fund
R Class Shares Prospectus
dated September 10, 2007

JPMorgan Income Funds
JPMorgan Emerging Markets Debt Fund
R Class Shares Prospectus
dated July 1, 2007

JPMorgan International Equity Funds
JPMorgan China Region Fund
JPMorgan Latin America Fund
JPMorgan Russia Fund
JPMorgan International Equity Fund
R Class Shares Prospectuses
dated February 28, 2007

JPMorgan International Equity Funds
JPMorgan India Fund
R Class Shares Prospectus
dated May 1, 2007

JPMorgan International Equity Funds
JPMorgan International Realty Fund
R Class Shares Prospectus
dated October 25, 2006

JPMorgan International Equity Funds
JPMorgan Global Focus Fund
R Class Shares Prospectus
dated March 21, 2007

JPMorgan International Funds
JPMorgan International Currency Income Fund
R Class Shares Prospectus
dated March 21, 2007

JPMorgan Funds
JPMorgan Strategic Appreciation Fund
JPMorgan Strategic Preservation Fund
R Class Shares Prospectuses
dated March 21, 2007

JPMORGAN TRUST II

JPMorgan Specialty Funds
JPMorgan U.S. Real Estate Fund
R Class Shares Prospectus
dated May 1, 2007

JPMorgan Income Funds
JPMorgan Core Bond Fund
JPMorgan High Yield Bond Fund
R Class Shares Prospectus
dated July 1, 2007

JPMorgan U.S. Equity Funds
JPMorgan Large Cap Value Fund
JPMorgan Small Cap Value Fund
R Class Shares Prospectus
dated November 1, 2007

UNDISCOVERED MANAGERS
JPMorgan Realty Income Fund
R Class Shares Prospectus
dated December 31, 2006

Supplement dated November 27, 2007
to the Prospectuses as dated above

Effective November 30, 2007, the name of the R Class Shares is changed to Class R5 Shares. Therefore all references to R Class Shares in the Prospectuses named above should now read Class R5 Shares.

In addition, the first two paragraphs under Who can buy shares? in each Prospectus are deleted and replaced with the following:

Effective November 30, 2007, Class R5 Shares of the Funds will be more broadly available for purchase by retirement plans. Retirement plans that are eligible to purchase shares only include group employer-sponsored 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans and nonqualified deferred compensation plans.

To be eligible, shares must be held through plan level or omnibus accounts held on the books of the Fund. Shares may also be purchased by current or future JPMorgan SmartRetirement Funds.

Class R5 Shares generally are not available to non-retirement accounts, traditional and Roth Individual Retirement Accounts (IRAs), Coverdell Education Savings accounts, SEPs, SARSEPs, SIMPLE IRAs, individual 401(k) plans, individual 403(b) plans and 529 college savings plans.

IMPORTANT INFORMATION CONCERNING YOUR EXCHANGE PRIVILEGE

Finally, effective February 29, 2008, the EXCHANGING FUND SHARES section of each Prospectus relating to the exchange provisions of the retirement plans that have invested in the Class R5 Shares will be deleted. If an individual plan participant would like to rollover their interest in Fund shares into an IRA, they can rollover into the Funds’ Class A Shares or into another available class in which they are eligible to invest.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUSES FOR FUTURE REFERENCE

SUP-R5-1107